Advances from Federal Home Loan Bank of New York (''FHLB'') (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2013 Financial_Institution	Mar. 31, 2012
Advances from Federal Home Loan Bank of New York ("FHLB") (Textual) [Abstract]
Maximum borrowing amount available from financial institution		$ 88,000,000
Number of financial institution		2
Drawings on lines of credit		0	0
Long-term borrowings paid off in advance		16,200,000
Amount of cash paid for prepayment penalty	$ 527,000